Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Warrants Activity

A summary of warrants activity for the year ended December 31, 2022, 2023 and 2024 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1years	February 5, 2024
Forfeited	(6,023,700)	-	-
Balance of warrants outstanding as of December 31, 2024	-	-	-
Balance of warrants exercisable as of December 31, 2024	-	-	-